UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31,2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	February 13, 2001

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	3

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$673,883,000


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420		Soros Fund Management
	02	28-4528		Fleet Investment Advisors
	03	28-1190		Frank Russell Management


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                                                                    FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/   PUT/INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLCUSIP      (X$1000)PRN AMT  PRN   CALLDSCRETN  MANAGERS   SOLE    SHAREDNONE

AVENTIS                      COM        053561106       465     5520SH        SOLE                    5520
BAE SYSTEMS ADR              COM        05523R107       301    13190SH        SOLE                   13190
CANADIAN NATIONAL RAILWAY    COM        1363751027      891    30000SH        SOLE                   30000
ENI ADR                      COM        26874R108       284     4412SH        SOLE                    4412
E.ON ADR                     COM        268780103       261     4320SH        SOLE                    4320
EMBRATEL ADR                 COM        29081N100     83379  5314991SH        DEFINED 02           5229503        85488
FEDERATED INV.               COM        314211103     11845   406686SH        SOLE                  406686
FRANKLIN RESOURCES           COM        354613101     10733   281697SH        SOLE                  281697
GRPO TV ADR                  COM        40049J206     32977   733831SH        SOLE                  733831
GUCCI ADR                    COM        401566104    109091  1232663SH        DEFINED 02           1199275        33388
HSBC HOLD ADR                COM        404280406       294     3991SH        SOLE                    3991
ICICI ADR                    COM        44926P202      2352   224000SH        SOLE                  224000
INCO LTD                     COM        453258402       387    23100SH        SOLE                   23100
JDS UNIPHASE                 COM        46612J101      4595   110226SH        DEFINED 02             43282        66944
KOREA TEL ADR                COM        50063P103    144424  4658853SH        SOLE                 4658853
NTL INC                      COM        629407107       389    16231SH        SOLE                   16231
NTT CORP ADR                 COM        654624105       180     5055SH        SOLE                    5055
NOKIA ADR                    COM        654902204     13943   320524SH        SOLE                  320524
NOMURA SEC ADR               COM        655361301       134      742SH        SOLE                     742
NORTEL NETWORKS              COM        656568102     22114   689724SH        SOLE                  689724
PARTNER COM ADR              COM        70211M109      1575   268000SH        SOLE                  268000
PLACER DOME                  COM        725906101       233    24200SH        SOLE                   24200
ROYAL DUTCH GDR              COM        780257804      1096    18100SH        SOLE                   18100
RYANAIR                      COM        783513104       389     6978SH        SOLE                    6978
SK TELECOM CO LTD ADR        COM        78440P108     92010  3904939SH        DEFINED 02           3819705        85234
SCHLUMBERGER                 COM        806857108       640     8000SH        SOLE                    8000
724 SOLUTIONS                COM        81788Q100       334    20000SH        SOLE                   20000
SOTHEBY'S HLDGS              COM        835898107       805    34737SH        SOLE                   34737
STATE STREET CORP            COM        857477103     10255    82558SH        SOLE                   82558
STMICROELECTRONICS           COM        861012102      1798    42000SH        SOLE                   42000
TELEFONICA                   COM        879382208      1353    27059SH        SOLE                   27059
TELMEX ADR                   COM        879403780     82812  1835177SH        DEFINED 02           1793493        41684
TELEWEST ADR                 COM        87956P105       932    59154SH        SOLE                   59154
TURKCELL ADR                 COM        900111105     17835  2547802SH        DEFINED 02           2483368        64434
WADDELL & REED               COM        930059100     19571   520169SH        SOLE                  520169
WEBMETHODS                   COM        94768C1080     1270    14284SH        SOLE                   14284
OPENTV CORP                  COM        G67543101      1936   186641SH        SOLE                  186641



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